Note 12 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Allocated Share-based Compensation Expense	$ 836	$ 916	$ 4,306	$ 1,287
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	568	220	3,751	376
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 268	$ 696	$ 555	$ 911